Pensions and other post-retirement benefits - Effect of longevity on expenses and obligations (Details) - Actuarial assumption of mortality rates [member] $ in Millions	Dec. 31, 2023 USD ($)
United Kingdom
Disclosure of defined benefit plans [line items]
Increase (Decrease) In Defined Benefit Plan Expense Due To Reasonably Possible Increase In Actuarial Assumption	$ 28
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	577
US
Disclosure of defined benefit plans [line items]
Increase (Decrease) In Defined Benefit Plan Expense Due To Reasonably Possible Increase In Actuarial Assumption	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	64
Eurozone
Disclosure of defined benefit plans [line items]
Increase (Decrease) In Defined Benefit Plan Expense Due To Reasonably Possible Increase In Actuarial Assumption	10
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 216